Document and Entity Information Document	Nov. 06, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	COLONY CAPITAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37980
Entity Tax Identification Number	46-4591526
Entity Address, Address Line One	515 South Flower Street
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	310
Local Phone Number	282-8820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001679688
Amendment Flag	false
New York Stock Exchange | Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CLNY
Security Exchange Name	NYSE
New York Stock Exchange | Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.50% Series G Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRG
Security Exchange Name	NYSE
New York Stock Exchange | Series H Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRH
Security Exchange Name	NYSE
New York Stock Exchange | Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRI
Security Exchange Name	NYSE
New York Stock Exchange | Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRJ
Security Exchange Name	NYSE